EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)
Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	Long Beach Mortgage Company	8,180	$1,000,000,595	100%	8,180	$998,103,684	4021.06%	0	$0	0.000%	0	$0	0.000%	8,180	$998,103,684	4021.06%	0	0	0.000%	0	$0	0.000%
TOTAL			8,180	$1,000,000,595	100%	8,180	$998,103,684	4021.06%	0	$0	0.000%	0	$0	0.000%	8,180	$998,103,684	4021.06%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	Long Beach Mortgage Company	6,026	$725,466,489	100%	6,026	$727,143,554	3048.81%	0	$0	0.000%	0	$0	0.000%	6,026	$727,143,554	3048.81%	0	0	0.000%	0	$0	0.000%
TOTAL			6,026	$725,466,489	100%	6,026	$727,143,554	3048.81%	0	$0	0.000%	0	$0	0.000%	6,026	$727,143,554	3048.81%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	Long Beach Mortgage Company	10,243	$1,125,593,429	100%	10,243	$1,563,142,222	3016.75%	0	$0	0.000%	0	$0	0.000%	10,243	$1,563,142,222	3016.75%	0	0	0.000%	0	$0	0.000%
TOTAL			10,243	$1,125,593,429	100%	10,243	$1,563,142,222	3016.75%	0	$0	0.000%	0	$0	0.000%	10,243	$1,563,142,222	3016.75%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	Long Beach Mortgage Company	6,934	$1,001,006,146	100%	6,934	$1,002,572,452	2848.28%	0	$0	0.000%	0	$0	0.000%	6,934	$1,002,572,452	2848.28%	0	0	0.000%	0	$0	0.000%
TOTAL			6,934	$1,001,006,146	100%	6,934	$1,002,572,452	2848.28%	0	$0	0.000%	0	$0	0.000%	6,934	$1,002,572,452	2848.28%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	Long Beach Mortgage Company	14,231	$1,508,000,000	100%	14,231	$1,988,234,154	2777.81%	0	$0	0.000%	0	$0	0.000%	14,231	$1,988,234,154	2777.81%	0	0	0.000%	0	$0	0.000%
TOTAL			14,231	$1,508,000,000	100%	14,231	$1,988,234,154	2777.81%	0	$0	0.000%	0	$0	0.000%	14,231	$1,988,234,154	2777.81%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	Long Beach Mortgage Company	10,069	$1,609,714,899	100%	10,069	$1,583,133,374	2920.83%	0	$0	0.000%	0	$0	0.000%	10,069	$1,583,133,374	2920.83%	0	0	0.000%	0	$0	0.000%
TOTAL			10,069	$1,609,714,899	100%	10,069	$1,583,133,374	2920.83%	0	$0	0.000%	0	$0	0.000%	10,069	$1,583,133,374	2920.83%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	Long Beach Mortgage Company	6,742	$1,002,007,280	100%	6,741	$995,014,670	2937.40%	0	$0	0.008%	0	$0	0.000%	6,741	$995,014,670	2937.40%	0	0	0.000%	0	$0	0.000%
TOTAL			6,742	$1,002,007,280	100%	6,741	$995,014,670	2937.40%	0	$0	0.008%	0	$0	0.000%	6,741	$995,014,670	2937.40%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	Long Beach Mortgage Company	6,303	$1,000,000,612	100%	6,303	$979,853,164	1988.93%	0	$0	0.000%	0	$0	0.000%	6,303	$979,853,164	1988.93%	0	0	0.000%	0	$0	0.000%
TOTAL			6,303	$1,000,000,612	100%	6,303	$979,853,164	1988.93%	0	$0	0.000%	0	$0	0.000%	6,303	$979,853,164	1988.93%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	Long Beach Mortgage Company	12,382	$2,003,659,682	100%	12,382	$1,944,594,069	2349.33%	0	$0	0.000%	0	$0	0.000%	12,382	$1,944,594,069	2349.33%	0	0	0.000%	0	$0	0.000%
TOTAL			12,382	$2,003,659,682	100%	12,382	$1,944,594,069	2349.33%	0	$0	0.000%	0	$0	0.000%	12,382	$1,944,594,069	2349.33%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	Long Beach Mortgage Company	5,041	$927,853,522	100%	5,041	$899,842,805	2072.85%	0	$0	0.000%	0	$0	0.000%	5,041	$899,842,805	2072.85%	0	0	0.000%	0	$0	0.000%
TOTAL			5,041	$927,853,522	100%	5,041	$899,842,805	2072.85%	0	$0	0.000%	0	$0	0.000%	5,041	$899,842,805	2072.85%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	Long Beach Mortgage Company	4,188	$901,545,597	100%	4,188	$878,152,768	2057.68%	0	$0	0.000%	0	$0	0.000%	4,188	$878,152,768	2057.68%	0	0	0.000%	0	$0	0.000%
TOTAL			4,188	$901,545,597	100%	4,188	$878,152,768	2057.68%	0	$0	0.000%	0	$0	0.000%	4,188	$878,152,768	2057.68%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	Long Beach Mortgage Company	11,757	$2,209,103,240	100%	11,757	$2,133,727,216	1474.37%	0	$0	0.000%	0	$0	0.000%	11,757	$2,133,727,216	1474.37%	0	0	0.000%	0	$0	0.000%
TOTAL			11,757	$2,209,103,240	100%	11,757	$2,133,727,216	1474.37%	0	$0	0.000%	0	$0	0.000%	11,757	$2,133,727,216	1474.37%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	Long Beach Mortgage Company	23,364	$4,517,684,935	100%	23,364	$4,344,551,882	1334.25%	0	$0	0.000%	0	$0	0.000%	23,364	$4,344,551,882	1334.25%	0	0	0.000%	0	$0	0.000%
TOTAL			23,364	$4,517,684,935	100%	23,364	$4,344,551,882	1334.25%	0	$0	0.000%	0	$0	0.000%	23,364	$4,344,551,882	1334.25%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	Long Beach Mortgage Company	8,194	$1,523,305,466	100%	8,194	$1,472,399,480	1166.60%	0	$0	0.000%	0	$0	0.000%	8,194	$1,472,399,480	1166.60%	0	0	0.000%	0	$0	0.000%
TOTAL			8,194	$1,523,305,466	100%	8,194	$1,472,399,480	1166.60%	0	$0	0.000%	0	$0	0.000%	8,194	$1,472,399,480	1166.60%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	Long Beach Mortgage Company	9,976	$2,002,830,254	100%	9,976	$1,936,073,236	1109.43%	0	$0	0.000%	0	$0	0.000%	9,976	$1,936,073,236	1109.43%	0	0	0.000%	0	$0	0.000%
TOTAL			9,976	$2,002,830,254	100%	9,976	$1,936,073,236	1109.43%	0	$0	0.000%	0	$0	0.000%	9,976	$1,936,073,236	1109.43%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	Long Beach Mortgage Company	13,221	$2,724,537,099	100%	13,221	$2,658,899,045	1181.66%	0	$0	0.000%	0	$0	0.000%	13,221	$2,658,899,045	1181.66%	0	0	0.000%	0	$0	0.000%
TOTAL			13,221	$2,724,537,099	100%	13,221	$2,658,899,045	1181.66%	0	$0	0.000%	0	$0	0.000%	13,221	$2,658,899,045	1181.66%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	Long Beach Mortgage Company	5,052	$1,016,304,261	100%	5,052	$989,282,613	1031.02%	0	$0	0.000%	0	$0	0.000%	5,052	$989,282,613	1031.02%	0	0	0.000%	0	$0	0.000%
TOTAL			5,052	$1,016,304,261	100%	5,052	$989,282,613	1031.02%	0	$0	0.000%	0	$0	0.000%	5,052	$989,282,613	1031.02%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	Long Beach Mortgage Company	5,638	$1,105,106,536	100%	5,638	$1,081,878,474	1183.43%	0	$0	0.000%	0	$0	0.000%	5,638	$1,081,878,474	1183.43%	0	0	0.000%	0	$0	0.000%
TOTAL			5,638	$1,105,106,536	100%	5,638	$1,081,878,474	1183.43%	0	$0	0.000%	0	$0	0.000%	5,638	$1,081,878,474	1183.43%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	Long Beach Mortgage Company	17,236	$3,514,417,933	100%	17,236	$3,443,061,437	1046.80%	0	$0	0.000%	0	$0	0.000%	17,236	$3,443,061,437	1046.80%	0	0	0.000%	0	$0	0.000%
TOTAL			17,236	$3,514,417,933	100%	17,236	$3,443,061,437	1046.80%	0	$0	0.000%	0	$0	0.000%	17,236	$3,443,061,437	1046.80%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	Long Beach Mortgage Company	12,935	$2,504,784,085	100%	12,935	$2,458,118,112	985.22%	0	$0	0.000%	0	$0	0.000%	12,935	$2,458,118,112	985.22%	0	0	0.000%	0	$0	0.000%
TOTAL			12,935	$2,504,784,085	100%	12,935	$2,458,118,112	985.22%	0	$0	0.000%	0	$0	0.000%	12,935	$2,458,118,112	985.22%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	Long Beach Mortgage Company	5,937	$1,529,015,326	100%	5,937	$1,504,508,119	750.15%	0	$0	0.000%	0	$0	0.000%	5,937	$1,504,508,119	750.15%	0	0	0.000%	0	$0	0.000%
TOTAL			5,937	$1,529,015,326	100%	5,937	$1,504,508,119	750.15%	0	$0	0.000%	0	$0	0.000%	5,937	$1,504,508,119	750.15%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	Long Beach Mortgage Company	16,094	$2,974,479,513	100%	16,094	$2,925,493,716	953.66%	0	$0	0.000%	0	$0	0.000%	16,094	$2,925,493,716	953.66%	0	0	0.000%	0	$0	0.000%
TOTAL			16,094	$2,974,479,513	100%	16,094	$2,925,493,716	953.66%	0	$0	0.000%	0	$0	0.000%	16,094	$2,925,493,716	953.66%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	Long Beach Mortgage Company	14,075	$2,761,008,899	100%	14,075	$2,706,894,194	726.16%	0	$0	0.000%	0	$0	0.000%	14,075	$2,706,894,194	726.16%	0	0	0.000%	0	$0	0.000%
TOTAL			14,075	$2,761,008,899	100%	14,075	$2,706,894,194	726.16%	0	$0	0.000%	0	$0	0.000%	14,075	$2,706,894,194	726.16%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	Long Beach Mortgage Company	9,604	$2,194,745,157	100%	9,604	$2,155,677,688	618.01%	0	$0	0.000%	0	$0	0.000%	9,604	$2,155,677,688	618.01%	0	0	0.000%	0	$0	0.000%
TOTAL			9,604	$2,194,745,157	100%	9,604	$2,155,677,688	618.01%	0	$0	0.000%	0	$0	0.000%	9,604	$2,155,677,688	618.01%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	Long Beach Mortgage Company	11,375	$2,501,866,736	100%	11,375	$2,463,502,790	496.01%	0	$0	0.000%	0	$0	0.000%	11,375	$2,463,502,790	496.01%	0	0	0.000%	0	$0	0.000%
TOTAL			11,375	$2,501,866,736	100%	11,375	$2,463,502,790	496.01%	0	$0	0.000%	0	$0	0.000%	11,375	$2,463,502,790	496.01%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	Long Beach Mortgage Company	14,914	$3,006,587,525	100%	14,914	$2,960,266,309	521.18%	0	$0	0.000%	0	$0	0.000%	14,914	$2,960,266,309	521.18%	0	0	0.000%	0	$0	0.000%
TOTAL			14,914	$3,006,587,525	100%	14,914	$2,960,266,309	521.18%	0	$0	0.000%	0	$0	0.000%	14,914	$2,960,266,309	521.18%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	Long Beach Mortgage Company	8,177	$1,750,539,307	100%	8,177	$1,728,031,806	480.44%	0	$0	0.000%	0	$0	0.000%	8,177	$1,728,031,806	480.44%	0	0	0.000%	0	$0	0.000%
TOTAL			8,177	$1,750,539,307	100%	8,177	$1,728,031,806	480.44%	0	$0	0.000%	0	$0	0.000%	8,177	$1,728,031,806	480.44%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	Long Beach Mortgage Company	9,947	$1,923,931,222	100%	9,947	$1,893,153,059	450.64%	0	$0	0.000%	0	$0	0.000%	9,947	$1,893,153,059	450.64%	0	0	0.000%	0	$0	0.000%
TOTAL			9,947	$1,923,931,222	100%	9,947	$1,893,153,059	450.64%	0	$0	0.000%	0	$0	0.000%	9,947	$1,893,153,059	450.64%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	Long Beach Mortgage Company	9,595	$1,925,965,129	100%	9,595	$1,890,328,406	391.34%	0	$0	0.000%	0	$0	0.000%	9,595	$1,890,328,406	391.34%	0	0	0.000%	0	$0	0.000%
TOTAL			9,595	$1,925,965,129	100%	9,595	$1,890,328,406	391.34%	0	$0	0.000%	0	$0	0.000%	9,595	$1,890,328,406	391.34%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,973	$1,696,308,794	100%	7,973	$1,666,195,856	376.20%	0	$0	0.000%	0	$0	0.000%	7,973	$1,666,195,856	376.20%	0	0	0.000%	0	$0	0.000%
TOTAL			7,973	$1,696,308,794	100%	7,973	$1,666,195,856	376.20%	0	$0	0.000%	0	$0	0.000%	7,973	$1,666,195,856	376.20%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,648	$1,632,830,233	100%	7,648	$1,595,200,216	323.80%	0	$0	0.000%	0	$0	0.000%	7,648	$1,595,200,216	323.80%	0	0	0.000%	2	$314,962	0.060%
TOTAL			7,648	$1,632,830,233	100%	7,648	$1,595,200,216	323.80%	0	$0	0.000%	0	$0	0.000%	7,648	$1,595,200,216	323.80%	0	0	0.000%	2	$314,962	0.060%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	Long Beach Mortgage, a division of Washington Mutual Bank	6,646	$1,418,910,068	100%	6,646	$1,387,436,258	348.15%	0	$0	0.000%	0	$0	0.000%	6,646	$1,387,436,258	348.15%	0	0	0.000%	1	$169,386	0.040%
TOTAL			6,646	$1,418,910,068	100%	6,646	$1,387,436,258	348.15%	0	$0	0.000%	0	$0	0.000%	6,646	$1,387,436,258	348.15%	0	0	0.000%	1	$169,386	0.040%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,173	$1,563,345,085	100%	7,173	$1,530,596,845	317.52%	0	$0	0.000%	0	$0	0.000%	7,173	$1,530,596,845	317.52%	0	0	0.000%	0	$0	0.000%
TOTAL			7,173	$1,563,345,085	100%	7,173	$1,530,596,845	317.52%	0	$0	0.000%	0	$0	0.000%	7,173	$1,530,596,845	317.52%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	Long Beach Mortgage, a division of Washington Mutual Bank	4,841	$1,033,338,946	100%	4,841	$1,008,964,712	296.43%	0	$0	0.000%	0	$0	0.000%	4,841	$1,008,964,712	296.43%	0	0	0.000%	0	$0	0.000%
TOTAL			4,841	$1,033,338,946	100%	4,841	$1,008,964,712	296.43%	0	$0	0.000%	0	$0	0.000%	4,841	$1,008,964,712	296.43%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	Long Beach Mortgage, a division of Washington Mutual Bank	6,608	$1,532,272,816	100%	6,608	$1,493,059,132	279.56%	0	$0	0.000%	0	$0	0.000%	6,608	$1,493,059,132	279.56%	0	0	0.000%	0	$0	0.000%
TOTAL			6,608	$1,532,272,816	100%	6,608	$1,493,059,132	279.56%	0	$0	0.000%	0	$0	0.000%	6,608	$1,493,059,132	279.56%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	Long Beach Mortgage Company	8,568	$533,687,570	100%	8,568	$525,966,276	2277.07%	0	$0	0.000%	0	$0	0.000%	8,568	$525,966,276	2277.07%	0	0	0.000%	0	$0	0.000%
TOTAL			8,568	$533,687,570	100%	8,568	$525,966,276	2277.07%	0	$0	0.000%	0	$0	0.000%	8,568	$525,966,276	2277.07%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	Long Beach Mortgage Company	9,169	$1,907,889,166	100%	9,169	$1,862,188,955	586.14%	0	$0	0.000%	0	$0	0.000%	9,169	$1,862,188,955	586.14%	0	0	0.000%	0	$0	0.000%
TOTAL			9,169	$1,907,889,166	100%	9,169	$1,862,188,955	586.14%	0	$0	0.000%	0	$0	0.000%	9,169	$1,862,188,955	586.14%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	Long Beach Mortgage Company	10,374	$1,912,302,287	100%	10,374	$1,876,151,638	602.82%	0	$0	0.000%	0	$0	0.000%	10,374	$1,876,151,638	602.82%	0	0	0.000%	1	$34,543	0.010%
TOTAL			10,374	$1,912,302,287	100%	10,374	$1,876,151,638	602.82%	0	$0	0.000%	0	$0	0.000%	10,374	$1,876,151,638	602.82%	0	0	0.000%	1	$34,543	0.010%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	Long Beach Mortgage Company	10,974	$1,921,482,693	100%	10,974	$1,885,549,850	620.80%	0	$0	0.000%	0	$0	0.000%	10,974	$1,885,549,850	620.80%	0	0	0.000%	1	$517,740	0.170%
TOTAL			10,974	$1,921,482,693	100%	10,974	$1,885,549,850	620.80%	0	$0	0.000%	0	$0	0.000%	10,974	$1,885,549,850	620.80%	0	0	0.000%	1	$517,740	0.170%
GRAND TOTAL			377,404	$69,643,428,532	100%	377,403	$69,136,944,237	729.45%	0	$0	0.00000%	0	$0	0.000%	377,403	$69,136,944,237	729.45%	0	$0	0.000%	5	$1,036,630	0.010%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense. We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.